DEBT - Schedule of debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term debt	$ 1,347,490
Deferred charges	(11,972)			$ (10,606)
Total debt	1,335,518			1,370,067
Less: current portion of debt	(115,361)			(109,309)
Long-term portion of debt	1,220,157			1,260,758
U.S. dollar denominated floating rate debt
Debt Instrument [Line Items]
Long-term debt	1,347,490			1,380,673
$180.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	180,000	$ 180,000
Long-term debt	180,000			0
$360.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	360,000		$ 360,000
Long-term debt	302,862			0
$85.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	85,000
Long-term debt	41,339			0
$40.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	40,000
Long-term debt	38,500			39,500
$80.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	80,000
Long-term debt	76,000			78,000
$233.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	233,000
Long-term debt	0			181,368
$250.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	250,000
Long-term debt	204,813			224,021
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	275,000
Long-term debt	180,773			241,830
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	175,000
Long-term debt	97,251			127,297
$260.0 million lease financing
Debt Instrument [Line Items]
Debt instrument, face amount	260,000
Long-term debt	225,952			232,143
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Debt instrument, face amount	304,000
Long-term debt	0			197,926
$120.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	120,000
Long-term debt	$ 0			$ 58,588